Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Entity Listings [Line Items]
Document type	20-F
Document period end date	Dec. 31, 2019
Amendment flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity registrant name	PARTNERRE LTD.
Entity central index key	0000911421
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Non-accelerated Filer
Entity well known seasoned issuer	No
Entity shell company	false
Entity emerging growth company	false
Common shares
Entity Listings [Line Items]
Entity common stock shares outstanding	100,000,000
Class B Shares
Entity Listings [Line Items]
Entity common stock shares outstanding	281,768